Common Shares	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Common Shares

8.	Common Shares

On March 20, 2013, we issued 1,500 common shares in connection with our formation.

Between July 1, 2013 and July 16, 2013, we issued and sold 31,250,000 common shares, par value $0.01 per share, for net proceeds of $242,800.

On September 24, 2013 we issued and sold an additional 33,400,000 common shares for net proceeds of $290,490, as denominated in Norwegian kroner (NOK) as of that date, in Norwegian private placement transactions exempt from registration under the Securities Act. As of September 24, 2013, we recorded a receivable from shareholders of $289,956, denominated in NOK, which was not paid until October 2013 when we received $288,822 in full settlement of that receivable. The $1,134 difference between the amount initially recorded as a shareholder receivable and the amount subsequently collected was attributable to a change in exchange rate and recorded as foreign exchange loss on our consolidated statement of operations.

In November 2013 we received $291,000 of proceeds from the sale of 32,590,411 common shares that had been consummated in October 2013 in a Norwegian private transaction exempt from registration under the Securities Act.

On December 17, 2013, we received $284,018 of proceeds from the sale of 31,300,000 common shares in our initial public offering.

In January 2014, the underwriters in the Company’s initial public offering, which closed on December 17, 2013, exercised in full their option to purchase an additional 4,695,000 common shares at the public offering price of $9.75 per share. The sale of these common shares resulted in net proceeds to the Company of approximately $42,360, after deducting underwriters’ discounts and commissions.

During the third quarter of 2014, we issued a total of 52,394 shares to Scorpio Services Holding Limited or SSH pursuant to the Administrative Services Agreement relating to two Kamsarmax Vessels delivered under our Newbuilding program (See Note 13). The aggregate value of these shares was $500.

As of September 30, 2014, we have:

●	140,299,695 common shares outstanding, the $0.01 par value of which is recorded as common stock of $1,403.

●	Paid-in capital of $1,169,540 which substantially represents the excess of net proceeds from common stock issuances over the par value as well as the amount of cumulative restricted stock amortization.